Pension and Other Postretirement Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefit Plans

6. Pension and Other Postretirement Benefit Plans

We sponsor the Sabre Inc. Legacy Pension Plan (“LPP”), which is a tax-qualified defined benefit pension plan for employees meeting certain eligibility requirements. The LPP was amended to freeze pension benefit accruals as of December 31, 2005, so that no additional pension benefits are accrued after that date. We also sponsor a defined benefit pension plan for certain employees in Canada.

We previously provided retiree life insurance benefits to certain employees who retired prior to January 1, 2001, and we subsidized a portion of the cost of retiree medical benefits for certain retirees and eligible employees hired prior to October 1, 2000. In February 2009, we amended our retiree medical plan to reduce the subsidies received by participants by 20% per year over five years, with no further subsidies beginning January 1, 2014. This amendment resulted in $57 million of prior service credit recorded in other comprehensive income that was amortized to operating expense over the remaining term which concluded in December 2013. The following table provides the components of net periodic benefit costs associated with our pension and other postretirement benefit plans for the three and nine months ended September 30, 2014 and 2013 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Pension Benefits:
Interest cost	$4,886	$4,483	$14,686	$13,448
Expected return on plan assets	(5,909)	(5,908)	(17,959)	(17,726)
Amortization of prior service credit	(358)	(359)	(1,074)	(1,075)
Amortization of actuarial loss	1,290	1,846	3,690	5,537

Net periodic (credit) cost	$(91)	$62	$(657)	$184

Other Benefits:
Interest cost	—	10	2	30
Amortization of prior service credit	—	(3,087)	—	(9,261)
Amortization of actuarial gain	(33)	(477)	(99)	(1,439)

Net periodic credit	$(33)	$(3,554)	$(97)	$(10,670)

We made contributions of $4 million to fund our defined benefit pension plans during the nine months ended September 30, 2014. No contributions were made during the nine months ended September 30, 2013. Annual contributions to our defined benefit pension plans in the United States and Canada are based on several factors that may vary from year to year. Thus, past contributions are not always indicative of future contributions. Based on current assumptions, we do not expect to make additional contributions to our defined benefit pension plans for the remainder of 2014.

9. Pension and Other Postretirement Benefit Plans

We sponsor the Sabre Inc. 401(k) Savings Plan (“401(k) Plan”), which is a tax-qualified defined contribution plan that allows tax-deferred savings by eligible employees to provide funds for their retirement. We make a matching contribution equal to 100% of each pre-tax dollar contributed by the participant on the first 6% of eligible compensation. We have recorded expenses related to the 401(k) Plan of approximately $21 million, $20 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

We also sponsor personal pension plans for eligible staff at lastminute.com, a Travelocity entity. lastminute.com contributed 5% of eligible pay on behalf of these employees to the plan. We contributed and expensed approximately $1 million for each of the years December 31, 2013, 2012 and 2011.

Additionally, we sponsor the Sabre Inc. Legacy Pension Plan (“LPP”), which is a tax-qualified defined benefit pension plan for employees meeting certain eligibility requirements. The LPP was amended to freeze pension benefit accruals as of December 31, 2005, so that no additional pension benefits are accrued after that date. In April 2008, we amended the LPP to add a lump sum optional form of payment which participants may elect when their plan benefits commence. The effect of the amendment was to decrease the projected benefit obligation by $34 million, which is being amortized over 23.5 years, representing the weighted average of the lump sum benefit period and the life expectancy of all plan participants. We also sponsor a defined benefit pension plan for certain employees in Canada.

We provide retiree life insurance benefits to certain employees who retired prior to January 1, 2001, and we subsidize a portion of the cost of retiree medical benefits for certain retirees and eligible employees hired prior to October 1, 2000. In February 2009, we amended our retiree medical plan to reduce the subsidies received by participants by 20% per year over the next 5 years, with no further subsidies beginning January 1, 2014. This amendment resulted in $57 million of negative prior service cost recorded in other comprehensive income that was amortized to operating expense over the remaining term which concluded in December 2013.

Pursuant to a Travel Privileges Agreement with American Airlines Group (“AAG”), formerly AMR Corporation, we are entitled to purchase personal travel for certain retirees. Eligible employees were required to retire from the Company on or before June 30, 2008 to receive this benefit, unless they met the requirements to dual-retire from AAG and Sabre Holdings. These dual-retirees will receive these benefits upon retiring from Sabre Holdings. To pay for the provision of flight privileges for eligible retired employees, we make a lump-sum payment to AAG in the year the employees retire.

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of assets and the funded status as of December 31, 2013 and December 31, 2012:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(Amounts in thousands)
Change in benefit obligation:
Benefit obligation at January 1	$(440,752)	$(381,506)	$(3,045)	$(5,723)
Service cost	—	—	—	—
Interest cost	(17,930)	(19,744)	(41)	(91)
Actuarial gains (losses), net	37,416	(59,434)	607	(100)
Benefits paid	24,805	19,932	1,665	2,869

Benefit obligation at December 31	$(396,461)	$(440,752)	$(814)	$(3,045)

Change in plan assets:
Fair value of assets at January 1	$334,701	$293,255	$—	$—
Actual return on plan assets	30,007	41,143	—	—
Employer contributions	2,579	20,235	1,665	2,869
Benefits paid	(24,805)	(19,932)	(1,665)	(2,869)

Fair value of assets at December 31	$342,482	$334,701	$—	$—

Funded status at December 31	$(53,979)	$(106,051)	$(814)	$(3,045)

The cumulative amounts recognized in the consolidated balance sheets as of December 31, 2013 and December 31, 2012, consist of:

	Pension Benefits		Other Benefits		Total
	December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012
	(Amounts in thousands)
Current liabilities	$—	$—	$(743)	$(1,913)	$(743)	$(1,913)
Noncurrent liabilities	(53,979)	(106,051)	(71)	(1,132)	(54,050)	(107,183)

Total	$(53,979)	$(106,051)	$(814)	$(3,045)	$(54,793)	$(109,096)

The current and noncurrent liabilities are presented in other accrued liabilities and other noncurrent liabilities, respectively, in the consolidated balance sheets.

The amounts recognized in accumulated other comprehensive income (loss), net of deferred taxes, as of December 31, 2013 and December 31, 2012 consists of:

	Pension Benefits		Other Benefits		Total
	December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012
	(Amounts in thousands)
Net actuarial gain (loss)	$(79,959)	$(113,697)	$50	$2,589	$(79,909)	$(111,108)
Prior service credit	16,092	17,009	55	7,941	16,147	24,950

Accumulated other comprehensive income (loss)	$(63,867)	$(96,688)	$105	$10,530	$(63,762)	$(86,158)

The discount rate used in the measurement of our benefit obligations as of December 31, 2013 and December 31, 2012 is as follows:

	Pension Benefits December 31,		Other Benefits December 31,
	2013	2012	2013	2012
Weighted-average discount rate	5.10%	4.19%	0.55%	2.07%

Due to the freeze of pension benefit accruals under the LPP as of December 31, 2005, no assumption for future rate of compensation increase is necessary.

The following table provides the components of net periodic benefit costs associated with our pension and other postretirement benefit plans for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
Pension Benefits	2013	2012	2011
	(Amounts in thousands)
Interest cost	$17,930	$19,744	$20,447
Expected return on plan assets	(23,635)	(24,323)	(23,820)
Amortization of prior service credit	(1,432)	(1,432)	(1,432)
Amortization of actuarial loss	7,383	4,269	2,195

Net benefit	$246	$(1,742)	$(2,610)

	Year Ended December 31,
Other Benefits	2013	2012	2011
	(Amounts in thousands)
Service cost	$—	$—	$1
Interest cost	42	91	176
Amortization of prior service credit	(12,348)	(11,397)	(11,397)
Amortization of actuarial gain	(3,932)	(1,929)	(745)

Net benefit	$(16,238)	$(13,235)	$(11,965)

Obligations Recognized in Other Comprehensive Income	Pension Benefits		Other Benefits
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012
	(Amounts in thousands)
Net actuarial (gain) loss	$(43,787)	$42,614	$(42)	$187
Amortization of actuarial gain (loss)	(7,383)	(4,269)	3,932	1,929
Amortization of prior service credit	1,432	1,432	12,348	11,397

Total recognized in other comprehensive income	$(49,738)	$39,777	$16,238	$13,513

Total recognized in net periodic benefit cost and other comprehensive income	$(49,492)	$38,035	$—	$278

We estimate that $3 million of prior service credit and actuarial loss for the defined benefit pension plans will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2014.

Income related to pensions and other postretirement benefits totaled approximately $16 million for the year ended December 31, 2013, and $15 million for each of the years ended December 31, 2012 and 2011.

The principal assumptions used in the measurement of our net benefit costs for the three years ended December 31, 2013, 2012 and 2011 are as follows:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Discount rate	4.19%	5.32%	5.88%	1.16%	2.32%	2.69%
Expected return on plan assets	7.75%	7.75%	7.75%	—	—	—

Due to a cap on our retiree medical plan cost, a one-percentage point change in the assumed health care cost trend rates would not have a significant impact on service and interest cost or on our postretirement benefit obligation as of December 31, 2013 and 2012.

Our overall investment strategy for the LPP is to provide and maintain sufficient assets to meet pension obligations both as an ongoing business, as well as in the event of termination, at the lowest cost consistent with prudent investment management, actuarial circumstances, and economic risk, while minimizing the earnings impact. Diversification is provided by using an asset allocation primarily between equity and debt securities in proportions expected to provide opportunities for reasonable long-term returns with acceptable levels of investment risk. Fair values of the applicable assets are determined as follows:

Mutual Fund—The fair value of our mutual funds are estimated by using market quotes as of the last day of the period.

Common Collective Trusts—The fair value of our common collective trusts are estimated by using market quotes as of the last day of the period, quoted prices for similar securities and quoted prices in non-active markets.

Real Estate—The fair value of our real estate funds are derived from the fair value of the underlying real estate assets held by the funds. These assets are initially valued at cost and are reviewed periodically utilizing available market data to determine if the assets held should be adjusted.

The basis for the selected target asset allocation included consideration of the demographic profile of plan participants, expected future benefit obligations and payments, projected funded status of the plan and other factors. The target allocations for LPP assets are 25% U.S. equities, 25% non-U.S. equities, 43% long duration fixed income, 5% real estate and 2% cash equivalents. It is recognized that the investment management of the LPP assets has a direct effect on the achievement of its goal. As defined in Note 13, Fair Value Measurements, the following tables present the fair value of the LPP assets as of December 31, 2013 and 2012:

	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Amounts in thousands)
Mutual funds:
Foreign large value	$42,635	$—	$—	$42,635
Large blend	43,222	—	—	43,222
Large growth	21,433	—	—	21,433
Money market	6,437	—	—	6,437
Common collective trusts:
Fixed income securities	—	142,289	—	142,289
Foreign equity securities	—	43,107	—	43,107
U.S. equity securities	—	21,645	—	21,645
Real estate	—	—	21,714	21,714

Total assets at fair value	$113,727	$207,041	$21,714	$342,482

	Fair Value Measurements at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Amounts in thousands)
Mutual funds:
Foreign large value	$43,183	$—	$—	$43,183
Large blend	40,944	—	—	40,944
Large growth	20,790	—	—	20,790
Money market	4,474	—	—	4,474
Common collective trusts:
Fixed income securities	—	142,186	—	142,186
Foreign equity securities	—	43,429	—	43,429
U.S. equity securities	—	20,207	—	20,207
Real estate	—	—	19,488	19,488

Total assets at fair value	$109,391	$205,822	$19,488	$334,701

The following table provides a rollforward of plan assets valued using significant unobservable inputs (level 3), in thousands:

Real Estate
Beginning balance at December 31, 2011	$17,755
Contributions	265
Net distributions	(265)
Advisory fee	(200)
Net investment income	961
Change in unrealized gain (loss)	936
Net realized gain (loss)	36

Ending balance at December 31, 2012	19,488
Contributions	282
Net distributions	(282)
Advisory fee	(220)
Net investment income	1,045
Change in unrealized gain (loss)	1,382
Net realized gain (loss)	19

Ending balance at December 31, 2013	$21,714

We contributed $3 million, $20 million and $9 million to fund the LPP during the years ended December 31, 2013, 2012 and 2011, respectively. Annual contributions to our defined benefit pension plans in the United States and Canada are based on several factors that may vary from year to year. Our funding practice with respect to the LPP is to contribute the minimum required contribution as defined by law while also maintaining an 80% funded status as defined by the Pension Protection Act of 2006. Thus, past contributions are not always indicative of future contributions. Based on current assumptions, we expect to make $11 million in contributions to our defined benefit pension plans in 2014.

The expected long-term rate of return on plan assets for each measurement date was selected after giving consideration to historical returns on plan assets, assessments of expected long-term inflation and market returns for each asset class and the target asset allocation strategy. We do not anticipate the return of any plan assets to us in 2014.

We expect to make the following estimated future benefit payments under the plans as follows (in thousands):

	Pension	Other Benefits
2014	$25,000	$1,000
2015	26,000	—
2016	27,000	—
2017	27,000	—
2018	28,000	—
2019-2023	147,000	—